Cover	Dec. 14, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 14, 2023
Entity File Number	001-34374
Entity Registrant Name	ARLINGTON ASSET INVESTMENT CORP.
Entity Central Index Key	0001209028
Entity Tax Identification Number	54-1873198
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	53 Forest Avenue
Entity Address, City or Town	Old Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06870
City Area Code	203
Local Phone Number	698-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	AAIC
Security Exchange Name	NYSE
7.00% Series B Cumulative Perpetual Redeemable Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	7.00% Series B Cumulative Perpetual Redeemable Preferred Stock
Trading Symbol	AAIC PrB
Security Exchange Name	NYSE
8.250% Series C Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	8.250% Series C Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol	AAIC PrC
Security Exchange Name	NYSE
6.000% Senior Notes due 2026 [Member]
Document Information [Line Items]
Title of 12(b) Security	6.000% Senior Notes due 2026
Trading Symbol	AAIN
Security Exchange Name	NYSE
6.75% Senior Notes due 2025 [Member]
Document Information [Line Items]
Title of 12(b) Security	6.75% Senior Notes due 2025
Trading Symbol	AIC
Security Exchange Name	NYSE